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May 1, 2007

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN:    Document Control - EDGAR

RE:      POST-EFFECTIVE AMENDMENT NO. 1 ON FORM N-4
         RIVERSOURCE VARIABLE ANNUITY ACCOUNT
         FILE NOS. 333-139764 AND 811-07511
                  RiverSource(R) Innovations Select Variable Annuity RiverSource(R) Innovations Variable Annuity
                  RiverSource(R) Endeavor Select Variable Annuity

Dear Commissioners:

Registrant certifies that the form of prospectuses and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Registration Statement or Amendment, and the text of the most recent Registration Statement or Amendment has been filed electronically.

If you have any questions regarding this filing, please contact me at (612) 671-2237 or Kristin Vann at (612) 671-4179.

Sincerely,




/s/      Rodney J. Vessels
-----------------------------
         Rodney J. Vessels
         Assistant General Counsel